Transactions with related parties and affiliated entities	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Transactions with related parties and affiliated entities
26.
Transactions with related parties and affiliated entities
(a)
The table below presents the main transactions with related parties and affiliated entities as of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022:

	2024	2023
	S/(000)	S/(000)
Assets
Instruments at fair value through profit or loss	819	1,165
Investments at fair value through other comprehensive income	72,906	64,229
Loans, net (b)	1,805,083	1,686,288
Accounts receivable	87,889	87,902
Other assets	11,454	21,260

Liabilities
Deposits and obligations	1,084,713	1,066,505
Other liabilities	224,391	225,034

Off-balance sheet accounts
Indirect loans (b)	59,399	76,652

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Income (expenses)
Interest and similar income	117,713	95,604	72,334
Rental income	28,833	25,532	31,428
Valuation of financial derivative instruments	—	106	149
Interest and similar expenses	(32,031)	(39,749)	(16,821)
Administrative expenses	(45,320)	(39,897)	(33,758)
Loss on sale of investment properties, Note 7(b)	(3,176)	—	—
Others, net	59,921	63,626	51,241

(b)
As of December 31, 2024 and 2023, the detail of loans is the following:

	2024			2023
	Direct Loans	Indirect Loans	Total	Direct Loans	Indirect Loans	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Affiliated	1,502,218	3,409	1,505,627	1,389,463	3,557	1,393,020
Associates	302,865	55,990	358,855	296,825	73,095	369,920
	1,805,083	59,399	1,864,482	1,686,288	76,652	1,762,940

(c)
As of December 31, 2024 and 2023, the directors, executives and employees of the Group have been involved in credit transactions with certain subsidiaries of the Group, between the permitted limits by Peruvian law for financial entities. As of December 31, 2024 and 2023, direct loans to employees, directors and executives amounted to S/235,235,000 and S/209,671,000, respectively; said loans are repaid monthly and bear interest at market rates.

There are no loans to the Group’s directors and key personnel guaranteed with shares of any Subsidiary.

(d)
The Group’s key personnel basic remuneration for the years ended December 31, 2024, 2023 and 2022, is presented below:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Salaries	32,003	28,325	26,964
Board of Directors’ compensations	3,456	3,151	3,923
Total	35,459	31,476	30,887

(e)
As of December 2024 and 2023, the Group holds participation in different mutual funds that are managed by its subsidiary Interfondos, which are classified as investments at fair value through profit or loss for S/2,364,000 and S/7,358,000, respectively.
(f)
In Management’s opinion, transactions with related companies have been performed under market conditions and within the limits permitted by the SBS.